CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash	$ 673,397	$ 1,101,235
Restricted cash	125,561	126,194
Accounts receivable, net	3,310,143	1,785,304
Due from related parties	11,410	37,506
Inventories	59,077	210,259
Deferred contract costs	63,392	379,284
Prepaid expenses and other current assets	35,923	269,339
Total current assets	4,278,903	3,909,121
Non-current assets
Property and equipment, net	460,314	405,365
Capitalized software development cost, net	202,166	357,264
Deferred offering Cost	838,804	441,067
Long term deposits	94,811	105,917
Total non-current assets	1,596,095	1,309,613
Total assets	5,874,998	5,218,734
Current liabilities
Short-term bank loans	4,408,340	2,471,374
Accounts payable	1,075,456	1,813,561
Deferred revenue	135,737	434,717
Due to related parties	43,289	63,403
Accrued expenses and other liabilities	718,327	406,540
Total current liabilities	6,381,149	5,189,595
Total non-current liabilities
Total liabilities	6,381,149	5,189,595
EQUITY
30,000,004 shares issued and outstanding as of March 31, 2025 and 2024)	6,000	6,000
Additional paid-in capital	15,210,301	15,210,301
Accumulated deficit	(15,630,351)	(15,233,789)
Accumulated other comprehensive income	252,250	257,751
Total Ruanyun Edai Technology Inc.’s shareholders' (deficit) equity	(161,800)	240,263
Non-controlling interest	(344,351)	(211,124)
Total (Deficit) Equity	(506,151)	29,139
Total liabilities and equity	$ 5,874,998	$ 5,218,734